32. FINANCIAL RESULTS (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Income (expenses) by adjustment units	$ (628,448)	$ (39,279)	$ (849,417)
Bonds payable and promissory notes
Disclosure of detailed information about financial instruments [line items]
Income (expenses) by adjustment units	(2,105,288)	(2,537,694)	(3,496,470)
Bank borrowings
Disclosure of detailed information about financial instruments [line items]
Income (expenses) by adjustment units	(7,187)	(395,225)	(307,958)
Other
Disclosure of detailed information about financial instruments [line items]
Income (expenses) by adjustment units	$ 1,484,027	$ 2,893,640	$ 2,955,011